Statutory Prospectus Supplement dated June 28, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Series I and Series II shares of the Fund listed below, as supplemented June 25, 2010:
Invesco V.I. Large Cap Growth Fund
This supplement supersedes and replaces the supplement dated June 25, 2010.
The following information replaces in its entirety the fourth, fifth, sixth and seventh paragraphs under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
“The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. The portfolio manager seeks to identify companies with above-average growth potential, a catalyst for growth in revenues and/or earnings, strong management, reasonable valuations and strong or improving fundamentals.
The portfolio manager considers whether to sell a particular security when he determines it no longer satisfies his investment criteria.”
The following information supersedes and replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Manager	Title	Length of Service
Erik Voss	Portfolio Manager (lead)	2010

Ido Cohen	Portfolio Manager	2010”
The following information replaces in its entirety the fifth, sixth, seventh and eighth paragraphs under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISK AND PORTFOLIO HOLDINGS — Objective and Strategies”:
“The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. In selecting individual securities for investment, the portfolio manager then looks to identify large companies that he believes display certain characteristics, including but not limited to, one or more of the following:
•	Strong or improving company fundamentals;

•	Strong management;

•	Market earnings expectations are at or below the investment manager’s estimates;

•	Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

•	Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

•	Potential for above-average growth.
The Fund will generally sell a stock when:
•	The investment manager believes that the company fundamentals have deteriorated;

•	The company’s catalyst for growth is already reflected in the stock’s price (i.e., the stock is fully valued); and/or

•	The investment manager’s price target has been met.”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2006, he was a portfolio manager with Wells Capital Management.

•	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Summary Prospectus Supplement dated June 28, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Series I and Series II shares of the Fund listed below, as supplemented June 25, 2010:
Invesco V.I. Large Cap Growth Fund
This supplement supersedes and replaces the supplement dated June 25, 2010.
The following information replaces in its entirety the fourth, fifth, sixth and seventh paragraphs under the heading “Principal Investment Strategies of the Fund”:
“The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. The portfolio manager seeks to identify companies with above-average growth potential, a catalyst for growth in revenues and/or earnings, strong management, reasonable valuations and strong or improving fundamentals.
The portfolio manager considers whether to sell a particular security when he determines it no longer satisfies his investment criteria.”
The following information replaces in its entirety the portfolio manager table under the heading “Management of the Fund” :

“Portfolio Managers	Title	Length of Service
Erik Voss	Portfolio Manager (lead)	2010

Ido Cohen	Portfolio Manager	2010”

Prospectus Supplement dated June 28, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below, as supplemented June 25, 2010:
Invesco Van Kampen V.I. Capital Growth Fund
This supplement supersedes and replaces the supplement dated June 25, 2010.
The following information replaces in its entirety the first paragraph under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
“Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing in a portfolio of growth-oriented companies. The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. The portfolio manager seeks to identify companies with above-average growth potential, a catalyst for growth in revenues and/or earnings, strong management, reasonable valuations and strong or improving fundamentals.
     The portfolio manager considers whether to sell a particular security when he determines it no longer satisfies his investment criteria.”
The following information superseded and replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund” :

“Portfolio Managers	Title	Length of Service

Erik Voss	Portfolio Manager (lead)	2010

Ido Cohen	Portfolio Manager	2010”
The following information replaces in its entirety the first and second paragraphs appearing under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Principal Investment Strategies and Risks” of the prospectus:
“Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in a portfolio of securities consisting primarily of common stocks that the Adviser believes have above-average potential for capital growth. The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. In selecting individual securities for investment, the portfolio manager then looks to identify large companies that he believes display certain characteristics, including but not limited to, one or more of the following:
•	Strong or improving company fundamentals;

•	Strong management;

•	Market earnings expectations are at or below the investment manager’s estimates;

•	Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

•	Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

•	Potential for above-average growth.
The Fund will generally sell a stock when:
•	The investment manager believes that the company fundamentals have deteriorated;

•	The company’s catalyst for growth is already reflected in the stock’s price (i.e., the stock is fully valued); and/or

•	The investment manager’s price target has been met.”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2006, he was a portfolio manager with Wells Capital Management.

•	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

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